Operating Leases (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Operating Leases
Schedule of future minimum rental payments on noncancelable leases

As of September 30, 2013, the future minimum rental payments on noncancelable leases were as follows (in thousands):

Year Ending December 31:
2013	$4,864
2014	19,349
2015	19,633
2016	19,555
2017	18,614
Thereafter	141,456
Total Payments	$223,471

2013	$7,445,898
2014	9,396,732
2015	9,325,460
2016	9,172,061
2017	8,395,049
Thereafter	41,388,058

Total	$85,123,258